CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2023	Sep. 30, 2022
Class A Ordinary Share
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, issued	2,285,826	668,755
Ordinary shares, outstanding	2,285,826	668,755
Class B Ordinary Share
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, issued	100,698	100,698
Ordinary shares, outstanding	100,698	100,698